Finance Costs	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Finance Costs
12.	Finance costs

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Interest expenses on borrowings	822,017	611,367	443,111
Interest expenses on convertible promissory notes (Note 35)	448,017	486,731	526,111
Interest expenses optionally convertible promissory notes	407,255	—	—
Interest expenses on unpaid consideration of convertible promissory notes	58,381	—	—
Interest expenses on lease liabilities	27,934	15,800	12,194
Interest expenses on consolidated wealth management products	868	855	—
Bank interest income	(1,415,232)	(1,029,934)	(723,078)

	349,240	84,819	258,338